Leases - Lease Costs (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Lease liabilities [abstract]
Income from sub-leasing right-of-use assets	$ 252	$ 235	$ 527	$ 615
Expense relating to short-term leases	247	343	495	835
Expense relating to leases of low value assets	0	1,899	6	1,911
Interest expense on leases	$ 1,138	$ 1,090	$ 2,166	$ 1,700